Income Taxes - Additional Information (Details)		12 Months Ended
	Apr. 01, 2018 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2022 AUD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2021 AUD ($)	Dec. 31, 2021 CNY (¥)
Disclosure Of Income Taxes [Line Items]
Income tax expense			$ 120,000				$ 298,000	[1]				$ 266,000	[1]
Tax expense at PRC enterprise income tax rate of 25%			(14,846,000)				(28,538,000)					(50,714,000)
Deferred income tax assets recognized			0
Deductible temporary differences for which no deferred tax asset is recognized			366,800,000				316,400,000					208,100,000
Unused tax credits for which no deferred tax asset recognised			5,900,000
Unrecognized uncertain tax positions			0				0					0
Connect Biopharm LLC (“Connect US”)
Disclosure Of Income Taxes [Line Items]
Income tax expense			$ 100,000				$ 300,000					$ 300,000
HONG KONG
Disclosure Of Income Taxes [Line Items]
Tax rate (in percent)	16.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%		0.00%	0.00%	0.00%	0.00%		0.00%	0.00%
Assessable profits		$ 0				$ 0					$ 0
HONG KONG | Bottom of range
Disclosure Of Income Taxes [Line Items]
Percentage of assessable profits (in percent)	8.25%
Assessable profits	$ 2,000,000
UNITED STATES | Connect Biopharma HongKong Limited (“Connect HK”)
Disclosure Of Income Taxes [Line Items]
Corporate income tax rate (in percent)		21.00%	21.00%	21.00%	21.00%	21.00%	21.00%		21.00%	21.00%	21.00%	21.00%		21.00%	21.00%
CALIFORNIA | Connect Biopharm LLC (“Connect US”)
Disclosure Of Income Taxes [Line Items]
State income tax rate (in percent)		8.84%	8.84%	8.84%	8.84%	8.84%	8.84%		8.84%	8.84%	8.84%	8.84%		8.84%	8.84%
AUSTRALIA | Connect Biopharma Australia PTY LTD (“Connect AU”)
Disclosure Of Income Taxes [Line Items]
Tax rate (in percent)		30.00%	30.00%	30.00%	30.00%
Income tax expense				$ 0					$ 0					$ 0
Tax expense at PRC enterprise income tax rate of 25%				$ 0					$ 0					$ 0
PRC
Disclosure Of Income Taxes [Line Items]
Tax rate (in percent)		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%		25.00%	25.00%	25.00%	25.00%		25.00%	25.00%
Assessable profits | ¥					¥ 0					¥ 0					¥ 0
Income tax expense | ¥					0					0					0
Tax expense at PRC enterprise income tax rate of 25% | ¥					¥ 0					¥ 0					¥ 0

[1]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of loss for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.